CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	€ 1,330	€ 1,109	€ 950
Interest - paid excluding cumulative PIK interest paid	(510)	(372)	(323)
Cumulative PIK interest paid		(184)
Income tax paid	(90)	(84)	(59)
Net cash from operating activities	730	469	568
Cash flows from investing activities
Purchase of business net of cash acquired		(2,685)
Purchase of property, plant and equipment	(422)	(310)	(304)
Purchase of software and other intangibles	(19)	(12)	(8)
Proceeds from disposal of property, plant and equipment	5	4	8
Net cash used in investing activities	(436)	(3,003)	(304)
Cash flows from financing activities
Proceeds from borrowings	3,497	5,479
Repayment of borrowings	(4,061)	(2,322)	(198)
Return of capital to parent company			(15)
Net proceeds from share issuance by subsidiary	306
Dividends paid to parent company	(3)	(270)
Dividends paid by subsidiary to non-controlling interest	(7)
Early redemption premium costs paid	(85)	(108)	(8)
Deferred debt issue costs paid	(39)	(72)	(2)
Proceeds from the termination of derivative financial instruments	42		81
Net cash (outflow)/inflow from financing activities	(350)	2,707	(142)
Net (decrease)/increase in cash and cash equivalents	(56)	173	122
Cash and cash equivalents at the beginning of the year	776	554	433
Exchange (losses)/gains on cash and cash equivalents	(34)	49	(1)
Cash and cash equivalents at the end of the year	€ 686	€ 776	€ 554